Share-Based Compensation Plans	9 Months Ended
Sep. 30, 2025
Share-Based Compensation Plans [Abstract]
SHARE-BASED COMPENSATION PLANS

15. SHARE-BASED COMPENSATION PLANS

On November 19, 2021, Telesat Corporation adopted an omnibus long-term incentive plan which was amended and restated as at June 18, 2024 (“Omnibus Plan”). The Omnibus Plan allows for a variety of equity-based awards including stock options, RSUs, DSUs and PSUs. The stock options, RSUs, DSUs and PSUs are collectively referred to as “Award”. Each Award will represent the right to receive Public Shares or, in the case of PSUs, RSUs or DSUs, Public Shares or cash, in accordance with the terms of the Omnibus Plan.

Telesat Holdings Inc. (the predecessor entity to Telesat Canada and Telesat Corporation) adopted a management stock incentive plan in September 2008, as amended (the “2008 Telesat Plan”) and a second management stock incentive plan in April 2013, as amended (the “2013 Telesat Plan”). In the first half of 2021, Telesat Canada also adopted a restricted share unit plan (the “RSU Plan” together with the 2008 Telesat Plan and 2013 Telesat Plan, the “Historic Plan”).

The changes in number of time vesting stock options outstanding and their weighted average exercise price under the Omnibus Plan and Historic Plan have been summarized below:

	Historic plan		Omnibus Plan
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, January 1, 2025	52,628	$70.83	773,178	$13.35
Forfeited	—	$—	(15,684)	$11.89
Exercised	—	$—	(22,884)	$13.38
Outstanding September 30, 2025	52,628	$70.83	734,610	$13.38

The movement under the Historic Plan was as follows:

RSUs with time and performance criteria
Outstanding, January 1, 2025	124,080
Forfeited	—
Outstanding, September 30, 2025	124,080

The movement under the Omnibus Plan was as follows:

	RSUs with time criteria	PSUs with time and performance criteria	DSUs
Outstanding, January 1, 2025	964,705	555,162	189,434
Granted	257,510	204,939	33,591
Settled	(450,054)	(187,349)	—
Forfeited	(49,474)	(31,437)	—
Outstanding, September 30, 2025	722,687	541,315	223,025